Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Operating activities:
Net earnings		$ 98.9		$ 105.5	[1],[2],[3]	$ 138.3	[1],[2],[3]
Adjustments to net earnings for items not affecting cash:
Depreciation and amortization		89.1		76.5	[3]	75.6	[3]
Equity-settled stock-based compensation (note 13)		33.4		30.1	[3]	33.0	[3]
Other charges (note 16)		1.4		5.7	[3]	21.2	[3]
Finance costs, net of refund interest income		24.4		10.1	[3]	(4.3)	[3]
Income tax expense (recovery)		(17.0)		27.6	[3]	24.7	[3]
Other		(7.5)		(1.6)	[3]	(1.1)	[3]
Changes in non-cash working capital items:
Accounts receivable		(155.4)		(6.3)	[3]	(134.6)	[3]
Inventories		(224.0)		(139.6)	[3]	(61.5)	[3]
Other current assets		7.6		(2.0)	[3]	(5.3)	[3]
Accounts payable, accrued and other current liabilities and provisions		227.0		51.8	[3]	75.4	[3]
Increase (decrease) in working capital		(144.8)		(96.1)	[3]	(126.0)	[3]
Net income tax refund (paid), including related refund interest income		(44.8)		(30.8)	[3]	11.9	[3]
Net cash provided by operating activities		33.1		127.0	[3]	173.3	[3]
Investing activities:
Acquisitions (note 3)		(467.1)		0.0	[3]	(14.9)	[3]
Purchase of computer software and property, plant and equipment	[4]	(82.2)		(102.6)	[3]	(64.1)	[3]
Proceeds from sale of assets		3.7		0.8	[3]	1.0	[3]
Repayment of advances from solar supplier (note 4)		0.0		12.5	[3]	14.0	[3]
Net cash used in investing activities		(545.6)		(89.3)	[3]	(64.0)	[3]
Financing activities:
Finance lease payments (note 12)		(17.0)		(6.5)	[3]	(4.5)	[3]
Issuance of capital stock (note 13)		0.4		13.6	[3]	4.1	[3]
Repurchase of capital stock for cancellation (note 13)		(75.5)		(19.9)	[3]	(34.3)	[3]
Purchase of treasury stock for stock-based plans (note 13)		(22.4)		(16.7)	[3]	(18.2)	[3]
Finance costs paid		(36.0)		(10.2)	[3]	(9.5)	[3]
Net cash provided by (used in) financing activities		419.3		(79.7)	[3]	(97.4)	[3]
Net increase (decrease) in cash and cash equivalents		(93.2)		(42.0)	[3]	11.9	[3]
Cash and cash equivalents, beginning of year	[3]	515.2	[5]	557.2		545.3
Cash and cash equivalents, end of year		422.0		515.2	[3],[5]	557.2	[3]
Prior credit facility
Financing activities:
Borrowings under credit facility (note 12)		163.0		0.0	[3]	40.0	[3]
Repayments under credit facility (note 12)		(350.5)		(40.0)	[3]	(75.0)	[3]
New credit facility
Financing activities:
Borrowings under credit facility (note 12)		759.0		0.0	[3]	0.0	[3]
Repayments under credit facility (note 12)		$ (1.7)		$ 0.0	[3]	$ 0.0	[3]

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[3]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[4]	Additional equipment of $9.3 was acquired through finance leases in 2018 (2017 —$5.0; 2016 — $3.4). See notes 4, 8 and 12. Purchases of property, plant and equipment that were unpaid at December 31, 2018 were $14.4 (December 31, 2017 — $14.0; December 31, 2016 — $22.6).
[5]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)